RECENT REAL ESTATE TRANSACTIONS (Details Narrative)														1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 17, 2021 USD ($) ft²	May 21, 2021 USD ($)	May 20, 2021 USD ($)	Feb. 19, 2021 USD ($)	Jan. 28, 2021 USD ($)	Dec. 02, 2020 USD ($)	Mar. 13, 2020 USD ($)	Mar. 13, 2020 USD ($)	Feb. 05, 2020 USD ($)	Feb. 05, 2020 USD ($)	Jul. 02, 2019 USD ($)	May 08, 2019 USD ($)	Jan. 15, 2019 USD ($)	Jul. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) Integer	Sep. 30, 2020 USD ($) Integer	Dec. 31, 2020 USD ($) Integer	Dec. 31, 2019 USD ($) Integer
Notes Payable																	$ 7,500,086	$ 12,238,692
NetREIT Palm Self-Storage LP [Member]
Noncontrolling interest, ownership percentage by parent															61.30%
Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate															$ 19,000,000.0	$ 12,600,000	18,100,000	14,600,000
Gain (Loss) on Sale of Properties															$ 2,900,000	$ 900,000	$ 1,600,000	$ 1,200,000
Number of Real Estate Properties | Integer															39	33	46	41
Waterman Plaza [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate					$ 3,500,000
Gain (Loss) on Sale of Properties					$ 200,000
Garden Gateway [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate				$ 11,200,000
Gain (Loss) on Sale of Properties				$ 1,400,000
Highland Court [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate			$ 10,200,000
Gain (Loss) on Sale of Properties			$ 1,600,000
Executive Office Park [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate		$ 8,100,000				$ 2,300,000
Gain (Loss) on Sale of Properties		$ 2,500,000				$ 78,000
Mandolin [Member]
Area of real estate property (square foot) | ft²	10,500
Payments to acquire buildings	$ 4,900,000
Property under triple net lease, percent occupied	100.00%
Property under triple net lease, term (Year)	15 years
Model Home [Member]
Real Estate Property, Consideration Transferred															$ 2,900,000	$ 9,000,000.0	$ 10,200,000	$ 13,000,000.0
Payments to Acquire Residential Real Estate															900,000	$ 2,700,000	$ 3,100,000	$ 3,900,000
Number of Real Estate Properties | Integer																25	28	33
Model Home [Member] | Mortgage Notes [Member]
Notes Payable															$ 2,000,000.0	$ 6,300,000	$ 7,100,000	$ 9,100,000
Centennial Tech Center [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate										$ 15,000,000.0
Gain (Loss) on Sale of Properties									$ 900,000	$ 900,000
Union Terrace [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate							$ 11,300,000	$ 11,300,000
Gain (Loss) on Sale of Properties							$ 700,000	$ 690,000
Morena Office Center [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate													$ 5,600,000
Gain (Loss) on Sale of Properties													$ 700,000
Nightingale Land [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate												$ 900,000
Gain (Loss) on Sale of Properties												$ 93,000
Genesis Plaza [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate											$ 2,900,000
Sale of Percentage Interest in Real Estate Property											43.00%
Sale of Real Estate Property											$ 5,600,000
The Presidio [Member] | Discontinued Operations, Disposed of by Sale [Member]
Proceeds from Sale of Real Estate														$ 12,300,000
Gain (Loss) on Sale of Properties														$ 4,500,000